Document And Entity Information Document	Feb. 22, 2022
Document And Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 22, 2022
Entity Registrant Name	NORDSTROM, INC.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-15059
Entity Tax Identification Number	91-0515058
Entity Address, Address Line One	1617 Sixth Avenue
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	628-2111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, without par value
Trading Symbol	JWN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000072333
Amendment Flag	true
Amendment Description	This amended Current Report on Form 8-K/A amends Item 5.02 of the Current Report on Form 8-K, filed by Nordstrom, Inc. (the “Company”) with the Securities and Exchange Commission on February 28, 2022 (the “Prior Report”), relating to compensatory arrangements of the Company’s five Named Executive Officers (the “Executives”) as set forth in the Company’s proxy statement dated April 8, 2021. As referenced in the Prior Filing, the Compensation, People and Culture Committee of the Board of Directors awarded stock options (“Options”) and performance share units (“PSUs”) to the Executives on February 22, 2022, with an effective date of March 3, 2022. The number of Options and PSUs awarded to each Executive was to be determined pursuant to established formulae, but at the time of the Prior Report not all inputs for those formulae were available. For that reason, the number of Options and PSUs actually awarded was indeterminable at the time of the Prior Report. This amended Current Report on Form 8-K/A is being filed to update the Prior Report and provide this information.